Summary of Significant Accounting Policies - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Segment € / shares	Dec. 31, 2019 kr / shares	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€) Leases
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | kr / shares		kr 1
Number of finace leases | Leases				0
Number of reportable segment | Segment	1
Lease liabilities	€ 36,619		€ 17,700	€ 17,700	[1]
Operating lease commitments				19,627
IFRS 16 [Member]
Disclosure of summary of significant accounting policies [line items]
Right-of-use assets			18,400
Lease liabilities			€ 17,700
Operating lease commitments				€ 19,600
Ordinary shares [member]
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | € / shares	€ 0.13

[1]	Beginning balance includes the impact from implementing IFRS 16, “Leases” at January 1, 2019.